Basis of preparation	12 Months Ended
Oct. 31, 2025
Disclosure Of Detailed Information About Basis Of Preparation [Abstract]
Basis of preparation
2. Basis of preparation
A. Statement of compliance
These consolidated financial statements ("financial statements") have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (IFRS Accounting Standards) under the historical cost convention, except as disclosed in the accounting policies below.

The preparation of financial statements in conformity with IFRS Accounting Standards requires management to exercise its judgment in the process of applying the accounting policies. It also requires the use of certain critical accounting estimates and assumptions. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the financial statements are disclosed in Note 4 . The Company has prepared the financial statements on the basis that it will continue to operate as a going concern.
These financial statements were approved and authorized for issue by the Board of Directors on January 29, 2026.
B. Currencies and foreign exchange
The Company’s financial statements are presented in Canadian dollars, which is the functional and presentation currency of the Company and its Canadian subsidiaries. The functional currency of the Company’s United States (“U.S.”) subsidiaries is the U.S. dollar (“USD”), of the Company’s European subsidiaries is the Euro (“EUR”), and of the Company’s United Kingdom subsidiaries is the British Pound Sterling (“GBP”). Transactions denominated in currencies other than the functional currency are translated at the rate prevailing at the date of transaction. Monetary assets and liabilities that are denominated in foreign currencies are translated at the rate prevailing at each reporting date. Income and expense amounts are translated at the dates of the transactions.
In preparing the Company’s financial statements, the financial statements of the foreign subsidiaries are translated into Canadian dollars. The assets and liabilities of foreign subsidiaries are translated into Canadian dollars using exchange rates at the reporting date. Revenues and expenses of foreign operations are translated into Canadian dollars using average foreign exchange rates. Translation gains and losses resulting from the consolidation of operations into the Company’s functional currency, are recognized in other comprehensive income in the consolidated statement of loss and other comprehensive loss and as a separate component of shareholders’ equity on the consolidated statement of changes in equity.
C. Basis of consolidation
Subsidiaries are entities controlled by the High Tide Inc. and the control is achieved when the Company has the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities. The results of subsidiaries acquired or disposed of during the year are included in the consolidated statements of loss and other comprehensive income (loss) from the effective date of acquisition and up to the effective date of disposal, as appropriate. Where necessary, adjustments are made to the annual financial statements of subsidiaries to bring their accounting policies into line with those used by the Company. Intra‐group balances and transactions, and any unrealized gains or losses or income and expenses arising from intra‐group transactions are eliminated in preparing the financial statements.

Subsidiaries	Places of operations	Percentage Ownership	Principal activities	Functional Currency
Canna Cabana Inc.	Canada	100%	Cannabis retail	Canadian Dollar
2680495 Ontario Inc.	Canada	100%	Cannabis retail	Canadian Dollar
Saturninus Partners GP	Canada	50%	Cannabis retail	Canadian Dollar
Valiant Distribution Canada Inc.	Canada	100%	Wholesale distribution	Canadian Dollar
META Growth Corp.	Canada	100%	Cannabis retail	Canadian Dollar
NAC Thompson North Ltd. Partnership	Canada	49%	Cannabis retail	Canadian Dollar
NAC OCN Ltd. Partnership	Canada	49%	Cannabis retail	Canadian Dollar
HT Global Imports Inc.	Canada	100%	Product sourcing and imports	Canadian Dollar
2049213 Ontario Inc.	Canada	100%	Cannabis retail	Canadian Dollar
1171882 B.C. Ltd.	Canada	100%	Cannabis retail	Canadian Dollar
High Tide BV (Grasscity)	Netherlands	100%	E-commerce retail	European Euro
Valiant Distribution Inc.	United States	100%	Wholesale distribution	U.S. Dollar
Smoke Cartel USA, Inc.	United States	100%	E-commerce retail	U.S. Dollar
Fab Nutrition, LLC	United States	100%	E-commerce retail	U.S. Dollar
Halo Kushbar Retail Inc.	Canada	100%	Cannabis retail	Canadian Dollar
Nuleaf Naturals LLC	United States	100%	E-commerce retail	U.S. Dollar
DHC Supply, LLC	United States	100%	E-commerce retail	U.S. Dollar
2629268 Alberta ltd.	Canada	87.5%	Event-based cannabis retail	Canadian Dollar
DS Distribution Inc.	United States	100%	E-commerce retail	U.S. Dollar
Enigmaa Ltd. (Blessed CBD)	United Kingdom	80%	E-commerce retail	British Pound Sterling
Remexian Pharma GMBH	Germany	51%	Medical cannabis distribution	European Euro
High Tide Germany GmbH	Germany	100%	Accessories retail	European Euro